Performance Management - Capital Group International Core Equity ETF	Aug. 06, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.